RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Due to related parties represents certain advances to the Company or its subsidiaries by related parties. The amounts are non-interest bearing, unsecured and due on demand.

Due to related parties represents certain advances to the Company or its subsidiaries by related parties. The amounts are non-interest bearing, unsecured and due on demand.

			June 30, 2021	June 30, 2020

Ben Wong	(1)		$143,792	$143,792
Yubao Liu	(2)		352,236	102,938
Xin Sui	(3)		2,016	2,016
Baozhen Deng	(4)		45,276	9,437
Jialin Liang	(6)	(11)	1,844,857	901,460
Xuemei Jiang	(7)	(10)	554,171	505,685
Shikui Zhang	(8)		58,961	28,528
Biao Shang	(5)		19,804	0
Changyong Yang	(9)		32,705	23,063
			$3,053,818	$1,716,919

(1)	Ben Wong was the former controlling shareholder (before April 20, 2017) of Shinning Glory, which holds majority shares in the Company.

(2)	Yubao Liu has been the controlling shareholder of Shinning Glory since April 20, 2017, which holds majority shares in the Company. He also serves as director of the Company.

(3)	Xin Sui serves as director of Welly Surplus.

(4)	Baozhen Deng is a stockholder of the Company, who owns approximately 0.7% of the Company’s outstanding common stock, and the owner of Shenzhen Baileqi S&T.

(5)	Biao Shang is a stockholder of the Company and serves as director of Fangguan Photoelectric.

(6)	Jialin Liang is a stockholder of the Company, serves as the president, CEO, and director of Fangguan Electronics and director of the Company.

(7)	Xuemei Jiang is a stockholder of the Company and serves as director of both Fangguan Electronics and the Company.

(8)	Shikui Zhang is a stockholder of the Company and serves as the general manager of Shizhe New Energy since May 2019.

(9)	Changyong Yang is a stockholder of the Company,who owns approximately 1.3% of the Company’s outstanding common stock,and the owner of Keenest.

(10)	The liability represents the advances to Fangguan Electronics by Xuemei Jiang at the acquisition date of Fangguan Electronics (December 27, 2018). Thereafter Ms.Jiang neither made any further advance nor was refunded.

(11)	At the acquisition date of Fangguan Electronics (December 27, 2018), the advances to Fangguan Electronics by Jialin Liang amounted to be approximately $5.8 million (RMB39,581,883), among which approximately $4.4 million (RMB30,000,000) was used for debt for equity swap by Mr.Liang during the capital increase of Fangguan Electronics occurred in March 2019. Thereafter Mr.Liang continued making advances to Fangguan Electronics.

During the year ended June 30, 2021, after netting off the refund by Fangguan Electronics, Mr Liang 's advance to Fangguan amounted to $983,397, among which $464,000 (RMB 3 million) was the proceeds from a one -year term bank loan that Mr.Liang borrowed in his own name . The loan is guaranteeed by Fangguan Electronics and can solely be used for supplementing the working capital of Fangguan Electronics. Mr. Liang himself bears the interest at 3.85% annually.

During the year ended June 30, 2021, Shenzhen Baileqi S&T paid back Baileqi Electronic directly for the amount of $383,031 (RMB2,474,417). Therefore the equivalent amount of due to Yubao Liu previously offered by Mr.Liu to settle the liability on behalf of Baileqi S&T, was reversed to the current account with Mr.Liu. Considering this reversal,and setting off the further advance by Mr Liu, the net refund to Mr Liu was approximately $133,733 during  the year ended June 30, 2021.

During the year ended June 30, 2021, Baozhen Deng advanced $35,839 to Baileqi Electronic. Shikui Zhang advanced approximately $30,433 to Shizhe New Energy. Changyong Yang, a stockholder of the Company, advanced approximately $9,642 to Lisite Science. Biao Shang advanced $19,804 to Fangguan Photoelectric.

During the year ended June 30, 2020, Yubao Liu was refunded $46,312 by Welly Surplus and Well Best after netting off his advances to Well Best. In addition, Yubao Liu agreed to decrease his advances to Well Best of $349,519 (RMB2,474,417) to pay off the trade receivables due from Shenzhen Baileqi S&T to Baileqi Electronic on behalf of Shenzhen Baileqi S&T.

During the year ended June 30, 2020, Baileqi Electronic refunded $5,303 to Baozhu Deng and Baozhen Deng advanced $5,537 to Baileqi Electronic. Shizhe New Energy refunded $625 and $1,869 to Liang Zhang and Zijian Yang respectively. Shikui Zhang advanced $28,528 to Shizhe New Energy. Changyong Yang, a stockholder of the Company, advanced $23,063 to Lisite Science.